FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 5) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Gross amounts	$ 1,947,726	$ 2,029,657
Compensated in balance
Net amount presented in balance	1,947,726	2,029,657
Remains of unrelated and / or unencumbered financial instruments	30,484,448	27,143,747
Amount in Statements of Financial Position	32,432,174	29,173,404
Liabilities
Gross amounts	1,784,100	2,195,715
Compensated in balance
Net amount presented in balance	1,784,100	2,195,715
Remains of unrelated and / or unencumbered financial instruments	24,380,035	21,592,301
Amount in Statements of Financial Position	26,164,135	23,788,016
Financial Derivative Contracts [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position
Liabilities
Gross amounts	1,735,555	1,927,654
Compensated in balance
Net amount presented in balance	1,735,555	1,927,654
Remains of unrelated and / or unencumbered financial instruments	782,173	211,834
Amount in Statements of Financial Position	2,517,728	2,139,488
Investments Under Resale Agreements [Member]
Liabilities
Gross amounts	48,545	268,061
Compensated in balance
Net amount presented in balance	48,545	268,061
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position	48,545	268,061
Deposits and Interbank Borrowings [Member]
Liabilities
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	23,597,862	21,380,467
Amount in Statements of Financial Position	23,597,862	21,380,467
Financial Derivative Contracts [Member]
Assets
Gross amounts	1,947,726	2,029,657
Compensated in balance
Net amount presented in balance	1,947,726	2,029,657
Remains of unrelated and / or unencumbered financial instruments	1,152,909	208,990
Amount in Statements of Financial Position	3,100,635	2,238,647
Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	29,331,539	26,934,757
Amount in Statements of Financial Position	29,331,539	$ 26,934,757
Investments Under Resale Agreements [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position